PROPERTY, PLANT AND EQUIPMENT AND GOODWILL (Details) $ in Millions	3 Months Ended			6 Months Ended
	Sep. 30, 2022	Jun. 30, 2022 USD ($) blastFurnace	Mar. 31, 2022	Jun. 30, 2022 USD ($) blastFurnace	Dec. 31, 2021 USD ($)
Disclosure of information for cash-generating units [line items]
Property, plant and equipment | $		$ 29,542		$ 29,542	$ 30,075
Ukraine
Disclosure of information for cash-generating units [line items]
Property, plant and equipment | $		$ 2,100		$ 2,100
Operational blast furnaces | blastFurnace		1		1
Total blast furnaces | blastFurnace		3		3
Blast furnace 6 capacity				20.00%
Iron ore production %		80.00%
Ukraine | Forecast
Disclosure of information for cash-generating units [line items]
Iron ore production %	30.00%
Ukraine | Minimum
Disclosure of information for cash-generating units [line items]
Iron ore production %			50.00%
Ukraine | Maximum
Disclosure of information for cash-generating units [line items]
Iron ore production %			60.00%